Supplement Dated October 17, 2016
To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective September 14, 2016, in the section entitled, "Summary Overview of Each Fund" for the JNL/Brookfield Global Infrastructure and MLP Fund under "Portfolio Management," please delete the subsection "Portfolio Managers" in the entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Craig Noble, CFA	2011	Chief Executive Officer, Chief Investment Officer and Portfolio Manager, Brookfield
Leonardo Anguiano	September 2016	Portfolio Manager, Brookfield

Effective September 14, 2016, in the section entitled "Additional Information About the Funds" for the JNL/Brookfield Global Infrastructure and MLP Fund, under "The Sub-Adviser and Portfolio Management," please delete the fourth paragraph in its entirety and replace it with the following:

Leonardo Anguiano (Portfolio Manager) – Mr. Anguiano has 18 years of experience and is a Portfolio Manager on the global infrastructure team. He also is responsible for covering European infrastructure securities focusing on the Water, Transportation and Energy Infrastructure sectors. His past experience includes both direct and listed infrastructure investing and he has spent the majority of his career in London. Prior to joining the Brookfield in 2015, Leonardo worked for Santander in Madrid where he was in specialty sales covering infrastructure and utilities. Prior to Santander, Mr. Anguiano worked at Arcus Infrastructure Partners and Babcock & Brown focusing on direct infrastructure investing. Mr. Anguiano started his career at JP Morgan Cazenove on the sell side. He earned a Master of Philosophy degree from Cambridge University and a Bachelor of Science degree from the London School of Economics.

This Supplement is dated October 17, 2016.

Supplement Dated October 17, 2016
To The Statement of Additional Information
Dated September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective September 14, 2016, for the JNL/Brookfield Global Infrastructure and MLP Fund, please remove all references to Sam Arnold.

On page 130, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for "Brookfield Investment Management Inc." please delete the section entitled "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest" in its entirety and replace with the following:

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of August 31, 2016:
	Number of Other Accounts Managed and Assets ($ million) by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Craig Noble, CFA	10	8	12	1	2	0
	$2,236	$1,010	$1,078	$182	$155	$0
Leonardo Anguiano	10	8	12	1	2	0
	$2,236	$1,010	$1,078	$182	$155	$0

On page 131, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for "Brookfield Investment Management Inc." please delete the section entitled "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest" in its entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Brookfield Global Infrastructure and MLP Fund as of August 31, 2016

Security Ownership of Portfolio Managers	Craig Noble, CFA	Leonardo Anguiano
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective October 17, 2016, on pages 238-239, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Sub-Advisory Fees," please delete the table rows and corresponding footnotes for the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund and the JNL/T. Rowe Price Value Fund and replace with the following:

FUND	ASSETS	FEES
JNL/T. Rowe Price Established Growth Fund[3,9]	Assets up to $1 billion: $0 to $250 million $250 million to $500 million $500 million to $1 billion When assets exceed $1 billion: $0 to $1 billion Over $1 billion	.40% .375% .35% .35% .325%
JNL/T. Rowe Price Short-Term Bond Fund[6,9]
$0 to $50 million
$50 million to $100 million

Assets exceed $100 million:
All Assets

Assets exceed $250 million:
All Assets

Assets exceed $500 million:
$0 to $500 million
Over $500 million

Assets exceed $1 billion:
All Assets

.225% .175% .15%[6] .125%[6] .125% .10% .10%[6]
JNL/T. Rowe Price Value Fund[9,10]
Assets up to $100 million:
$0 to $50 million
$50 million to $100 million

When assets exceed $100 million, but are less than $200 million:
All Assets

When assets exceed $200 million, but are less than $500 million:
All Assets

When assets exceed $500 million, but are less than $1 billion:
$0 to $500 million
$500 million to $1 billion

When assets exceed $1 billion, but are less than $1.5 billion:
All Assets

When assets exceed $1.5 billion:
All Assets

.50% .45% .40% .35% .325% .30% .30% .275%
3 The Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed $1 billion.  The credit will apply at an asset range between approximately $946.4 million and $1 billion.  The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1 billion, when the fee schedule of 0.35% for average net assets up to $1 billion and 0.325% for average net assets greater than $1 billion would be triggered, or (b) fall below a threshold of approximately $946.4 million, where the tiered fee schedule as presented above would be fully re-applied.6 For net assets greater or equal to $100 million, the sub-adviser fees will be 0.15% on all assets.  The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $100 million.  The credit will apply at an asset range between approximately $71.4 million and $100 million. For net assets greater or equal to $250 million, the sub-adviser fees will be 0.125% on all assets.  The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $250 million.  The credit will apply at an asset range between approximately $208.3 million and $250 million. For net assets greater or equal to $1 billion, the sub-adviser fees will be 0.10% on all assets.  The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $1 billion.  The credit will apply at an asset range between approximately $875 million and $1 billion.
9 For the purpose of calculating the sub-advisory fee for the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund, the Sub-Adviser applies the following fee discount based on the average daily aggregate net assets of the portfolios and the JNL/T. Rowe Price Capital Appreciation Fund of the Jackson Variable Series Trust, provided such aggregate net assets are at least $1 billion invested in two or more of the strategies as designated by T. Rowe Price, currently represented by the listed funds: 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, 7.5% fee reduction for assets between $2.5 billion and $5 billion, a 10.0% fee reduction for assets between $5 billion and $10 billion, and a 12.5% fee reduction for assets above $10 billion.
10 The Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule when net assets are below $1.5 billion and the flat fee once assets reach $1.5 billion.  The credit will apply at asset levels between approximately $1.375 billion and $1.5 billion.  The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1.5 billion, when the flat 0.275% bps fee would be triggered, or (b) fall below a threshold of approximately $1.375 billion, where the flat 0.30% fee schedule would be fully re-applied.

This Supplement is dated October 17, 2016.

(To be used with V3180 09/16 and V3180PROXY 09/16.)